UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
                            Form 13F
                       FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                            [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:     Lingold Associates LLC

Address:  500 Fifth Avenue, 50th Floor
          New York, NY  10110

Form 13F File Number: 28-10921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Michael F. Moran

Title:    Chief Compliance Officer

Phone:    (212) 391-8960

Signature, Place, and Date of Signing:

Michael F. Moran    New York, NY 10110  August 4, 2004

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number Name
28-10921

FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included
Managers: NONE



Form 13F Information
Table Entry Total:  33



Form 13F Information
Table Value Total: 179349
(thousands)

List of Other Included
Managers: NONE

                                                          FORM 13F INFORMATION TABLE

                                                          VALUE    SHRS OR     SH/ INVESTMT    OTHER   VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS      Cusip        (X$1000) PRN AMT     PRN DISCRETN    MANAGERSSOLE     SHARED   NONE
----------------------   ---------------     ------------ -------- ----------
AIRTRAN HLDGS INC        COM                 00949P108         2129      150600SH  SOLE                   150600
ALLSTATE CORP            COM                 020002101         7965      171105SH  SOLE                   171105
ANADARKO PETRO           COM                 032511107         8336      142251SH  SOLE                   142251
BAXTER INTL INC          COM                 071813109         6510      188650SH  SOLE                   188650
BED BATH & BEYOND        COM                 075896100         6765      175950SH  SOLE                   175950
COMCAST CORP NEW         CL A SPL            20030N200         4146      150150SH  SOLE                   150150
CONEXANT SYS INC         COM                 207142100         1732      400000SH  SOLE                   400000
CONT'L AIRLS INC         CL B                210795308         3423      301050SH  SOLE                   301050
COSTCO WHSL              COM                 22160K105         7711      187249SH  SOLE                   187249
DEERE & CO               COM                 244199105         5985       85326SH  SOLE                    85326
FIFTH THIRD BANC         COM                 316773100         7285      135461SH  SOLE                   135461
GANNETT INC              COM                 364730101         6491       76497SH  SOLE                    76497
GEN AMER INVS            COM                 368802104         2315       76806SH  SOLE                    76806
HEARTLAND PRTNRS         UT LTD PARTNER      422357103          319       48700SH  SOLE                    48700
HOME DEPOT INC           COM                 437076102         5136      145900SH  SOLE                   145900
ILLINOIS TOOL WKS        COM                 452308109         6190       64549SH  SOLE                    64549
INDEPENDENCE HLDG        COM NEW             453440307         1252       36500SH  SOLE                    36500
INTERPUBLIC GRP          COM                 460690100         4607      335534SH  SOLE                   335534
JOHNSON & JOHNSON        COM                 478160104         6971      125150SH  SOLE                   125150
KIMBERLY CLARK           COM                 494368103         8118      123224SH  SOLE                   123224
LAMAR ADVERT             CL A                512815101         5488      126600SH  SOLE                   126600
MEDIMMUNE                COM                 584699102         3562      152295SH  SOLE                   152295
MOLEX INC                CL A                608554200         6843      250850SH  SOLE                   250850
NABORS IND LTD           SHS                 G6359F103         3874       85681SH  SOLE                    85681
SCHERING PLOUGH          COM                 806605101         5361      290099SH  SOLE                   290099
SMURFIT-STONE            COM                 832727101         6776      339642SH  SOLE                   339642
TEMPLE INLAND            COM                 879868107         8072      116557SH  SOLE                   116557
TIME WARNER              COM                 887317105         8085      459876SH  SOLE                   459876
TIME WARNER TELE         CL A                887319101           59       14000SH  SOLE                    14000
TYCO INT'L               COM                 902124106         8214      247850SH  SOLE                   247850
VIACOM INC               CL B                925524308         5469      153100SH  SOLE                   153100
WASTE MGMT               COM                 94106L109         7439      242703SH  SOLE                   242703
WATERS CORP              COM                 941848103         6721      140676SH  SOLE                   140676